Customer deposits (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Customer deposits
Current and savings accounts	¥ 437,153	¥ 243,231
Fixed deposit	1,824,061	1,685,952
Customer deposits	¥ 2,261,214	¥ 1,929,183